Label	Element	Value
FPA Crescent Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924727_SupplementTextBlock

FPA FUNDS TRUST'S FPA CRESCENT FUND
SUPPLEMENT DATED AUGUST 15, 2013, TO PROSPECTUS DATED APRIL 30, 2013

The Board of Trustees of FPA Funds Trust has approved a change in the investment objective of FPA Crescent Fund (the "Fund"). First Pacific Advisors, LLC, the Fund's investment adviser, does not anticipate that the change to the Fund's investment objective will impact the management of the Fund's portfolio.

The Fund's Prospectus is revised as described below.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Crescent Fund
Objective [Heading]	rr_ObjectiveHeading	The sections of the Fund's Prospectus entitled "Investment Objective" in the "SUMMARY SECTION" of the Prospectus and under "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS" are deleted and replaced as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. The Fund may change its investment objective without shareholder approval.